Loans Receivable, Net - Impaired Loans by Classification Type (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 24,125,000	$ 31,984,000
Total impaired loans Recorded Investment	28,074,000	37,367,000
Unpaid Principal Balance	25,085,000	31,984,000
Total impaired loans Unpaid Principal Balance	29,034,000	38,945,000
Related Allowance	0	0
Average Recorded Investment	23,839,000	28,972,000
Interest Income Recognized	1,381,000	1,693,000
Recorded Investment	3,949,000	5,383,000
Unpaid Principal Balance	3,949,000	6,961,000
Related Allowance	630,000	1,514,000
Average Recorded Investment	4,278,000	9,543,000
Total impaired loans Average Recorded Investment	28,117,000	38,515,000	$ 43,100,000
Interest Income Recognized	146,000	273,000
Total impaired loans Interest Income Recognized	1,527,000	1,966,000	$ 859,000
Land [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	10,038,000	7,740,000
Unpaid Principal Balance	10,998,000	7,740,000
Related Allowance	0	0
Average Recorded Investment	8,520,000	8,978,000
Interest Income Recognized	671,000	339,000
Recorded Investment	580,000	3,224,000
Unpaid Principal Balance	580,000	4,737,000
Related Allowance	69,000	663,000
Average Recorded Investment	1,707,000	3,418,000
Interest Income Recognized	46,000	160,000
Multi-Family [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,128,000	3,021,000
Unpaid Principal Balance	2,128,000	3,021,000
Related Allowance	0	0
Average Recorded Investment	2,797,000	1,342,000
Interest Income Recognized	126,000	190,000
Recorded Investment	953,000
Unpaid Principal Balance	953,000
Related Allowance	138,000
Average Recorded Investment	318,000
Interest Income Recognized	17,000
One-to-Four Family Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,526,000	3,501,000
Unpaid Principal Balance	2,526,000	3,501,000
Related Allowance	0	0
Average Recorded Investment	2,389,000	2,972,000
Interest Income Recognized	80,000	176,000
Recorded Investment	703,000	718,000
Unpaid Principal Balance	703,000	718,000
Related Allowance	60,000	51,000
Average Recorded Investment	709,000	1,434,000
Interest Income Recognized	40,000	44,000
Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	169,000	757,000
Unpaid Principal Balance	169,000	757,000
Related Allowance	0	0
Average Recorded Investment	457,000	690,000
Interest Income Recognized	7,000	35,000
Junior Liens [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	16,000	37,000
Unpaid Principal Balance	16,000	37,000
Related Allowance	0	0
Average Recorded Investment	17,000	39,000
Interest Income Recognized	1,000	2,000
Construction [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Average Recorded Investment		29,000
Non-Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,640,000	12,057,000
Unpaid Principal Balance	7,640,000	12,057,000
Related Allowance	0	0
Average Recorded Investment	283,000	8,672,000
Interest Income Recognized	404,000	669,000
Recorded Investment	717,000	1,193,000
Unpaid Principal Balance	717,000	1,258,000
Related Allowance	134,000	738,000
Average Recorded Investment	836,000	3,617,000
Interest Income Recognized	28,000	69,000
Farmland [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	329,000	2,237,000
Unpaid Principal Balance	329,000	2,237,000
Related Allowance	0	0
Average Recorded Investment	7,774,000	3,968,000
Interest Income Recognized	19,000	125,000
Average Recorded Investment		619,000
Consumer Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,000	51,000
Unpaid Principal Balance	5,000	51,000
Related Allowance	0	0
Average Recorded Investment	3,000	36,000
Interest Income Recognized		3,000
Recorded Investment	196,000	248,000
Unpaid Principal Balance	196,000	248,000
Related Allowance	49,000	62,000
Average Recorded Investment	194,000	355,000
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,274,000	2,583,000
Unpaid Principal Balance	1,274,000	2,583,000
Related Allowance	0	0
Average Recorded Investment	1,599,000	2,246,000
Interest Income Recognized	73,000	154,000
Recorded Investment	800,000
Unpaid Principal Balance	800,000
Related Allowance	180,000
Average Recorded Investment	514,000	$ 100,000
Interest Income Recognized	$ 15,000